UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

March 31, 2011

1.799864.107

NMI-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.9%
		Principal Amount (d)	Value
Argentina - 0.8%
City of Buenos Aires 12.5% 4/6/15 (g)		$ 6,145,000	$ 6,759,500
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		2,775,000	2,872,125
Pan American Energy LLC 7.875% 5/7/21 (g)		8,925,000	9,594,375
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		7,215,000	7,106,775
YPF SA 10% 11/2/28		2,770,000	3,220,125
TOTAL ARGENTINA			29,552,900
Bermuda - 0.6%
Noble Group Ltd. 6.75% 1/29/20 (g)		3,920,000	4,194,400
Qtel International Finance Ltd.:
3.375% 10/14/16 (g)		8,960,000	8,640,486
5% 10/19/25 (g)		14,010,000	12,362,564
TOTAL BERMUDA			25,197,450
Brazil - 2.8%
Banco Cruzeiro do Sul SA:
7% 7/8/13		3,620,000	3,638,100
8.25% 1/20/16 (g)		3,400,000	3,352,400
8.5% 2/20/15 (g)		5,885,000	5,943,850
Banco do Brasil SA 4.5% 1/22/15 (g)		5,745,000	5,974,800
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (g)		9,710,000	9,501,235
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (g)		9,590,000	9,781,800
Banco Votorantim SA:
5.25% 2/11/16 (g)		5,580,000	5,747,400
7.375% 1/21/20 (g)		5,805,000	6,103,958
BFF International Ltd. 7.25% 1/28/20 (g)		6,365,000	6,906,025
Braskem Finance Ltd. 7% 5/7/20 (g)		6,460,000	6,976,800
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (g)		3,490,000	3,908,800
Gerdau Trade, Inc. 5.75% 1/30/21 (g)		7,040,000	7,124,480
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)		10,140,000	10,647,000
Itau Unibanco Holding SA 5.75% 1/22/21 (g)		5,805,000	5,761,463
Net Servicos de Comunicacao SA 7.5% 1/27/20		6,090,000	7,003,500
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		8,525,000	9,270,938
TOTAL BRAZIL			107,642,549
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
British Virgin Islands - 0.7%
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (g)		$ 7,025,000	$ 6,661,948
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (g)		20,800,000	19,745,440
TOTAL BRITISH VIRGIN ISLANDS			26,407,388
Canada - 0.3%
Sino-Forest Corp.:
6.25% 10/21/17 (g)		6,885,000	6,678,450
10.25% 7/28/14 (Reg. S)		3,415,000	3,799,188
TOTAL CANADA			10,477,638
Cayman Islands - 4.4%
Banco Bradesco SA 4.1% 3/23/15 (g)		6,795,000	6,896,925
Country Garden Holdings Co. Ltd.:
11.125% 2/23/18 (g)		8,460,000	8,576,325
11.25% 4/22/17 (g)		4,000,000	4,140,000
11.75% 9/10/14		3,385,000	3,706,575
CSN Islands XI Corp. 6.875% 9/21/19 (g)		7,748,000	8,580,910
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		3,890,000	4,655,474
Hutchison Whampoa International 10 Ltd. 6% (g)(h)(i)		32,350,000	32,997,000
Odebrecht Finance Ltd.:
7% 4/21/20 (g)		6,600,000	7,194,000
7.5% (g)(h)		15,720,000	15,955,800
9.625% 4/9/14 (g)		4,910,000	5,744,700
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		25,695,000	25,772,548
5.75% 1/20/20		7,935,000	8,186,016
6.875% 1/20/40		16,350,000	17,004,000
8.375% 12/10/18		5,365,000	6,467,942
Shimao Property Holdings Ltd. 9.65% 8/3/17		9,435,000	8,963,250
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (g)		7,015,000	7,400,825
TOTAL CAYMAN ISLANDS			172,242,290
Chile - 0.3%
Cencosud SA 5.5% 1/20/21 (g)		10,200,000	10,017,420
Colombia - 1.1%
BanColombia SA:
4.25% 1/12/16 (g)		17,725,000	17,503,438
6.125% 7/26/20		10,745,000	10,825,588
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Colombia - continued
Ecopetrol SA 7.625% 7/23/19		$ 8,315,000	$ 9,603,825
Empresas Publicas de Medellin 7.625% 7/29/19 (g)		4,210,000	4,788,875
TOTAL COLOMBIA			42,721,726
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		6,045,000	6,740,175
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		4,625,000	4,983,438
Indonesia - 0.5%
Adaro Indonesia PT 7.625% 10/22/19 (g)		9,235,000	10,204,675
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(g)		4,420,000	0
0% 7/5/01 (Reg. S) (c)		1,335,000	0
Bumi Investment Pte Ltd. 10.75% 10/6/17 (g)		5,550,000	6,257,625
Listrindo Capital BV 9.25% 1/29/15 (g)		3,875,000	4,281,875
TOTAL INDONESIA			20,744,175
Ireland - 2.0%
Novatek Finance Ltd. 6.604% 2/3/21 (g)		9,465,000	9,914,588
SCF Capital Ltd. 5.375% 10/27/17 (g)		19,235,000	18,898,388
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		6,380,000	6,946,225
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (g)		4,230,000	4,378,050
7.748% 2/2/21 (g)		4,670,000	4,880,150
Vnesheconombank Via VEB Finance Ltd.:
5.45% 11/22/17 (g)		13,735,000	13,947,893
6.8% 11/22/25 (g)		17,310,000	17,548,013
TOTAL IRELAND			76,513,307
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		8,250,000	8,378,040
Kazakhstan - 0.2%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (g)		6,375,000	6,645,938
Korea (South) - 1.7%
Export-Import Bank of Korea:
5.125% 6/29/20		7,265,000	7,368,163
8.125% 1/21/14		6,795,000	7,732,710
Hyundai Capital Services, Inc. 6% 5/5/15 (g)		8,825,000	9,475,844
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Korea (South) - continued
Industrial Bank of Korea 7.125% 4/23/14 (g)		$ 6,875,000	$ 7,718,563
Korea Development Bank 4.375% 8/10/15		7,850,000	8,129,460
Korea Expressway Corp. 4.5% 3/23/15 (g)		5,190,000	5,373,726
POSCO 8.75% 3/26/14 (g)		6,660,000	7,795,530
SK Broadband Co., Ltd. 7% 2/1/12 (g)		7,450,000	7,748,000
Woori Bank 7% 2/2/15 (g)		3,565,000	3,998,861
TOTAL KOREA (SOUTH)			65,340,857
Luxembourg - 3.4%
ArcelorMittal SA:
7% 10/15/39		7,240,000	7,259,374
9% 2/15/15		3,800,000	4,548,269
Evraz Group SA 9.5% 4/24/18 (Reg. S)		7,985,000	9,357,462
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (g)		6,820,000	7,263,300
9.25% 4/23/19 (g)		17,050,000	21,312,500
Gazprom International SA 7.201% 2/1/20		7,074,451	7,675,779
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		7,330,000	7,679,641
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (i)		2,980,000	3,009,800
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		5,450,000	5,926,875
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		4,470,000	4,849,950
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		6,775,000	7,571,063
RSHB Capital SA 9% 6/11/14 (g)		5,150,000	5,913,745
Steel Capital SA 6.7% 10/25/17 (g)		11,335,000	11,576,436
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		1,560,000	1,595,100
TNK-BP Finance SA:
7.5% 3/13/13 (g)		4,595,000	5,014,294
7.875% 3/13/18 (Reg. S)		6,325,000	7,234,219
Unicredit Luxembourg SA 5.1875% 10/13/15 (g)		7,790,000	7,828,950
VTB Capital SA 6.465% 3/4/15 (g)		6,360,000	6,824,280
TOTAL LUXEMBOURG			132,441,037
Mexico - 1.1%
Alestra SA de RL de CV 11.75% 8/11/14		4,565,000	5,289,922
Bbva Bancomer SA 4.5% 3/10/16 (g)		6,020,000	6,035,050
Cemex SA de CV 5.3034% 9/30/15 (g)(i)		6,850,000	6,795,200
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - continued
Petroleos Mexicanos:
6% 3/5/20		$ 9,030,000	$ 9,571,800
6.625% (g)(h)		17,250,000	17,120,625
TOTAL MEXICO			44,812,597
Netherlands - 3.5%
Bulgaria Steel Finance BV 12% 5/4/13 unit (c)	EUR	5,100,000	722,492
DTEK Finance BV 9.5% 4/28/15 (g)		4,620,000	4,891,194
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		8,415,000	9,235,463
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		9,704,000	10,237,720
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (g)		8,975,000	9,334,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		6,820,000	7,058,700
7% 5/5/20 (g)		7,545,000	8,129,738
8.375% 7/2/13 (g)		6,445,000	7,137,838
9.125% 7/2/18 (g)		4,515,000	5,457,506
11.75% 1/23/15 (g)		6,210,000	7,754,738
Lukoil International Finance BV 6.125% 11/9/20 (g)		8,605,000	8,779,940
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		4,680,000	5,124,600
7.75% 10/17/16 (Reg. S)		7,125,000	8,033,438
7.75% 1/20/20 (g)		10,465,000	11,773,125
7.875% 6/29/37 (Reg. S)		13,140,000	14,289,750
8% 8/7/19 (g)		6,895,000	7,825,825
Myriad International Holding BV 6.375% 7/28/17 (g)		8,875,000	9,385,313
TOTAL NETHERLANDS			135,171,380
Peru - 0.3%
Banco de Credito del Peru 4.75% 3/16/16 (g)		6,835,000	6,783,738
CFG Investment SAC 9.25% 12/19/13 (Reg. S)		5,016,000	5,254,260
TOTAL PERU			12,037,998
Philippines - 1.5%
National Power Corp. 6.875% 11/2/16 (g)		13,935,000	15,904,016
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		16,615,000	18,982,638
7.39% 12/2/24 (g)		18,935,000	21,610,516
TOTAL PHILIPPINES			56,497,170
Qatar - 0.2%
Qtel International Finance Ltd. 6.5% 6/10/14 (g)		6,565,000	7,178,828
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Russia - 0.4%
MTS International Funding Ltd. 8.625% 6/22/20 (g)		$ 13,685,000	$ 15,635,113
Singapore - 0.1%
Sigma Capital Pte. Ltd. 9% 4/30/15		4,128,000	4,437,600
South Africa - 0.4%
Eskom Holdings Ltd. 5.75% 1/26/21 (Reg. S)		16,390,000	16,615,363
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (g)		6,995,000	8,446,463
Turkey - 0.2%
Akbank T. A. S. 5.125% 7/22/15 (g)		8,200,000	8,241,000
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		12,910,000	14,181,635
United Kingdom - 0.1%
Afren PLC 11.5% 2/1/16 (g)		5,415,000	5,699,288
United States of America - 3.0%
Drummond Co., Inc.:
7.375% 2/15/16		6,825,000	7,029,750
9% 10/15/14 (g)		12,645,000	13,403,700
Gerdau Holdings, Inc. 7% 1/20/20 (g)		4,405,000	4,867,525
Korea Development Bank 4% 9/9/16		9,545,000	9,621,360
NII Capital Corp.:
8.875% 12/15/19		5,965,000	6,576,413
10% 8/15/16		9,045,000	10,311,300
Pemex Project Funding Master Trust:
6.625% 6/15/35		13,750,000	13,839,375
8.625% 2/1/22		29,712,000	36,620,040
Southern Copper Corp.:
5.375% 4/16/20		4,005,000	4,065,075
6.75% 4/16/40		11,035,000	11,156,275
TOTAL UNITED STATES OF AMERICA			117,490,813
Venezuela - 4.2%
Petroleos de Venezuela SA:
4.9% 10/28/14		16,635,000	12,226,725
5.25% 4/12/17		29,673,000	17,952,165
5.375% 4/12/27		75,585,000	35,524,950
5.5% 4/12/37		64,730,000	29,613,975
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (g)		$ 42,755,000	$ 30,142,275
12.75% 2/17/22 (g)		47,475,000	37,410,300
TOTAL VENEZUELA			162,870,390
TOTAL NONCONVERTIBLE BONDS (Cost $1,309,871,967)			1,355,361,966
Government Obligations - 60.8%

Argentina - 2.8%
Argentine Republic:
discount:
(with partial capitalization through 12/31/13) 8.28% 12/31/33		40,564,331	36,102,255
(with partial capitalization through 12/31/13) 8.28% 12/31/33		13,850,621	12,050,040
par 2.5% 12/31/38 (e)		49,090,000	21,108,700
0% 12/15/35 (i)		69,609,781	11,033,150
7% 9/12/13		20,920,000	21,207,069
8.75% 6/2/17		8,800,594	9,011,808
TOTAL ARGENTINA			110,513,022
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (g)		13,620,000	14,096,700
Barbados - 0.8%
Barbados Government:
7% 8/4/22 (g)		19,426,000	19,765,955
7.25% 12/15/21 (g)		11,815,000	12,169,450
TOTAL BARBADOS			31,935,405
Belarus - 0.5%
Belarus Republic:
8.75% 8/3/15		19,460,000	17,416,700
8.95% 1/26/18 (Reg. S)		3,425,000	2,988,313
TOTAL BELARUS			20,405,013
Belize - 0.2%
Belize Government 6% 2/20/29 (e)(g)		10,392,600	8,729,784
Government Obligations - continued
		Principal Amount (d)	Value
Bermuda - 0.5%
Bermuda Government 5.603% 7/20/20 (g)		$ 12,265,000	$ 12,878,250
Noble Group Ltd. 6.625% 8/5/20 (g)		7,245,000	7,444,238
TOTAL BERMUDA			20,322,488
Brazil - 3.5%
Brazilian Federative Republic:
5.625% 1/7/41		10,555,000	10,386,120
5.875% 1/15/19		16,180,000	17,878,900
7.125% 1/20/37		9,085,000	10,743,013
8% 1/15/18		5,977,222	7,023,236
8.25% 1/20/34		8,390,000	11,116,750
8.875% 4/15/24		8,215,000	11,192,938
10.125% 5/15/27		13,595,000	20,562,438
11% 8/17/40		20,305,000	27,259,463
12.25% 3/6/30		7,390,000	13,154,200
12.75% 1/15/20		4,350,000	7,003,500
TOTAL BRAZIL			136,320,558
Cayman Islands - 0.4%
Cayman Island Government 5.95% 11/24/19 (g)		13,730,000	14,141,900
Colombia - 1.9%
Colombian Republic:
6.125% 1/18/41		13,520,000	13,790,400
7.375% 3/18/19		10,060,000	12,021,700
10.375% 1/28/33		16,250,000	24,375,000
11.75% 2/25/20		14,931,000	22,508,483
TOTAL COLOMBIA			72,695,583
Congo - 0.5%
Congo Republic 3% 6/30/29 (e)		33,782,000	20,607,020
Croatia - 1.3%
Croatia Republic:
6.375% 3/24/21 (g)		13,555,000	13,602,443
6.625% 7/14/20 (g)		18,440,000	19,062,350
6.75% 11/5/19 (g)		17,385,000	18,202,269
TOTAL CROATIA			50,867,062
Government Obligations - continued
		Principal Amount (d)	Value
Dominican Republic - 0.3%
Dominican Republic:
7.5% 5/6/21 (g)		$ 5,540,000	$ 5,650,800
9.04% 1/23/18 (g)		5,486,744	6,090,286
TOTAL DOMINICAN REPUBLIC			11,741,086
Ecuador - 0.5%
Ecuador Republic 9.375% 12/15/15 (g)		19,349,000	18,671,785
El Salvador - 0.3%
El Salvador Republic:
7.375% 12/1/19 (g)		5,115,000	5,524,200
7.65% 6/15/35 (Reg. S)		6,740,000	6,706,300
TOTAL EL SALVADOR			12,230,500
Gabon - 0.3%
Gabonese Republic 8.2% 12/12/17 (g)		9,920,000	11,656,000
Georgia - 0.5%
Georgia Republic 7.5% 4/15/13		19,153,000	20,493,710
Ghana - 0.5%
Ghana Republic:
8.5% 10/4/17 (g)		10,120,000	11,283,800
14.25% 7/29/13	GHS	5,820,000	3,907,764
14.99% 3/11/13	GHS	6,890,000	4,693,193
TOTAL GHANA			19,884,757
Indonesia - 4.8%
Indonesian Republic:
5.875% 3/13/20 (g)		12,325,000	13,110,103
6.625% 2/17/37 (g)		13,640,000	14,526,600
6.75% 3/10/14 (Reg. S)		9,280,000	10,277,600
6.875% 3/9/17 (g)		9,505,000	10,740,650
6.875% 1/17/18 (g)		10,920,000	12,366,900
7.25% 4/20/15 (g)		5,360,000	6,110,400
7.5% 1/15/16 (g)		23,750,000	27,639,063
7.75% 1/17/38 (g)		19,920,000	23,754,600
8.5% 10/12/35 (g)		17,440,000	22,301,400
10.375% 5/4/14 (g)		7,715,000	9,373,725
11.625% 3/4/19 (g)		16,975,000	24,359,125
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (g)		10,990,000	12,748,400
TOTAL INDONESIA			187,308,566
Government Obligations - continued
		Principal Amount (d)	Value
Iraq - 1.0%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 43,865,000	$ 40,355,800
Ivory Coast - 0.7%
Ivory Coast 2.5% 12/31/32 (c)(e)		61,696,000	28,997,120
Lebanon - 1.2%
Lebanese Republic:
4% 12/31/17		25,546,500	24,524,640
9% 3/20/17		8,280,000	9,553,464
11.625% 5/11/16 (Reg. S)		11,005,000	13,976,350
TOTAL LEBANON			48,054,454
Lithuania - 1.7%
Lithuanian Republic:
5.125% 9/14/17 (g)		18,220,000	18,265,550
6.125% 3/9/21 (g)		15,560,000	15,871,200
6.75% 1/15/15 (g)		15,620,000	17,025,800
7.375% 2/11/20 (g)		12,020,000	13,387,275
TOTAL LITHUANIA			64,549,825
Mexico - 5.4%
United Mexican States:
5.125% 1/15/20		24,552,000	25,534,080
5.625% 1/15/17		23,444,000	25,788,400
5.75% 10/12/10		9,832,000	8,799,640
6.05% 1/11/40		39,424,000	40,311,040
6.5% 6/10/21	MXN	378,140,000	29,241,725
6.75% 9/27/34		11,815,000	13,232,800
10% 11/20/36	MXN	293,885,000	28,553,557
11.375% 9/15/16		8,350,000	11,690,000
11.5% 5/15/26		13,860,000	24,948,000
TOTAL MEXICO			208,099,242
Nigeria - 0.3%
Republic of Nigeria 6.75% 1/28/21 (g)		10,170,000	10,042,875
Peru - 0.7%
Peruvian Republic:
7.35% 7/21/25		12,205,000	14,462,925
8.75% 11/21/33		10,720,000	14,364,800
TOTAL PERU			28,827,725
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - 3.4%
Philippine Republic:
4% 1/15/21		$ 10,540,000	$ 9,933,950
6.375% 10/23/34		27,405,000	28,706,738
6.5% 1/20/20		21,555,000	24,357,150
7.75% 1/14/31		32,840,000	39,490,100
9.5% 2/2/30		11,730,000	16,422,000
10.625% 3/16/25		7,855,000	11,645,038
TOTAL PHILIPPINES			130,554,976
Qatar - 0.5%
State of Qatar:
4% 1/20/15 (g)		12,070,000	12,460,344
6.4% 1/20/40 (g)		7,805,000	8,210,626
TOTAL QATAR			20,670,970
Russia - 7.4%
Russian Federation:
3.625% 4/29/15 (g)		18,900,000	19,112,625
5% 4/29/20 (g)		17,800,000	18,044,750
7.5% 3/31/30 (Reg. S)		179,731,863	210,016,656
12.75% 6/24/28 (Reg. S)		22,557,000	39,502,946
TOTAL RUSSIA			286,676,977
Serbia - 0.6%
Republic of Serbia 6.75% 11/1/24 (g)		21,192,267	21,298,228
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		5,802,000	6,164,625
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (g)		13,160,000	12,814,550
TOTAL SRI LANKA			18,979,175
Turkey - 6.7%
Turkish Republic:
5.625% 3/30/21		38,300,000	39,115,790
6.75% 4/3/18		6,790,000	7,579,677
6.75% 5/30/40		17,500,000	18,179,000
6.875% 3/17/36		29,710,000	31,531,223
7% 9/26/16		4,165,000	4,711,865
7% 3/11/19		21,185,000	23,913,628
7% 6/5/20		17,155,000	19,385,150
7.25% 3/15/15		6,460,000	7,308,198
Government Obligations - continued
		Principal Amount (d)	Value
Turkey - continued
Turkish Republic: - continued
7.25% 3/5/38		$ 9,885,000	$ 10,947,638
7.375% 2/5/25		28,990,000	33,448,662
7.5% 7/14/17		7,020,000	8,143,200
7.5% 11/7/19		8,310,000	9,671,178
8% 2/14/34		8,320,000	9,994,816
10% 6/17/15	TRY	8,895,000	5,930,960
11.875% 1/15/30		18,710,000	31,058,600
TOTAL TURKEY			260,919,585
Ukraine - 1.2%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		9,995,000	10,544,725
Ukraine Government:
6.385% 6/26/12 (g)		5,760,000	5,952,960
6.75% 11/14/17 (g)		9,680,000	9,839,720
7.65% 6/11/13 (Reg. S)		10,610,000	11,220,075
Ukrainian Government 6.58% 11/21/16 (g)		7,390,000	7,511,935
TOTAL UKRAINE			45,069,415
United States of America - 4.0%
U.S. Treasury Bonds:
4.25% 11/15/40		67,590,000	64,580,150
4.75% 2/15/41		86,326,000	89,671,133
TOTAL UNITED STATES OF AMERICA			154,251,283
Uruguay - 0.4%
Uruguay Republic 7.625% 3/21/36		12,230,000	14,614,850
Venezuela - 5.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		102,429	2,842,405
5.75% 2/26/16 (Reg S.)		15,795,000	11,688,300
7.75% 10/13/19 (Reg. S)		31,385,000	21,420,263
8.25% 10/13/24		22,260,000	14,302,050
8.5% 10/8/14		11,290,000	10,273,900
9% 5/7/23 (Reg. S)		25,225,000	17,253,900
9.25% 9/15/27		32,210,000	23,835,400
9.375% 1/13/34		15,195,000	10,256,625
10.75% 9/19/13		28,655,000	28,726,638
12.75% 8/23/22		60,260,000	51,974,250
TOTAL VENEZUELA			192,573,731
Government Obligations - continued
		Principal Amount (d)	Value
Vietnam - 0.1%
Vietnamese Socialist Republic 6.875% 1/15/16 (g)		$ 4,990,000	$ 5,364,250
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,202,428,826)			2,362,521,420
Supranational Obligations - 0.6%

Central American Bank 5.375% 9/24/14 (g)		7,870,000	8,529,506
Corporacion Andina de Fomento 8.125% 6/4/19		6,670,000	7,972,651
Eurasian Development Bank 7.375% 9/29/14 (g)		4,825,000	5,289,406
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $19,353,328)			21,791,563
Investment Companies - 1.6%
	Shares
United States of America - 1.6%
iShares MSCI Brazil Index ETF (f)	577,000	44,705,960
iShares MSCI Emerging Markets Index ETF (f)	339,700	16,539,993
TOTAL INVESTMENT COMPANIES (Cost $60,462,610)		61,245,953
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.16% (a)	21,920,589	21,920,589
Fidelity Securities Lending Cash Central Fund, 0.18% (a)(b)	41,514,775	41,514,775
TOTAL MONEY MARKET FUNDS (Cost $63,435,364)		63,435,364
Cash Equivalents - 0.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.11%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $26,858,000)	$ 26,858,080	$ 26,858,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,682,410,095)		3,891,214,266
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,632,250)
NET ASSETS - 100%		$ 3,883,582,016
Currency Abbreviations
EUR	-	European Monetary Unit
GHS	-	Ghana Cedi
MXN	-	Mexican peso
TRY	-	New Turkish Lira
Security Type Abbreviations
ETF	-	Exchange Traded Funds
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,471,939,989 or 37.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,858,000 due 4/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 11,831,973
Barclays Capital, Inc.	10,278,888
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,747,139
$ 26,858,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,077
Fidelity Securities Lending Cash Central Fund	18,077
Total	$ 54,154
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,355,361,966	$ -	$ 1,354,639,474	$ 722,492
Government Obligations	2,362,521,420	-	2,362,521,420	-
Supranational Obligations	21,791,563	-	21,791,563	-
Investment Companies	61,245,953	61,245,953	-	-
Money Market Funds	63,435,364	63,435,364	-	-
Cash Equivalents	26,858,000	-	26,858,000	-
Total Investments in Securities:	$ 3,891,214,266	$ 124,681,317	$ 3,765,810,457	$ 722,492
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	40,622
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	681,870
Transfers out of Level 3	-
Ending Balance	$ 722,492
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 40,622

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $3,663,434,954. Net unrealized appreciation aggregated $227,779,312, of which $279,254,862 related to appreciated investment securities and $51,475,550 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011